UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:	0001654193

SBA Tower Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):	0001654068

Central Index Key Number of underwriter (if applicable):	[Not applicable]

Thomas P. Hunt 561-226-9231
Name and telephone number, including area code, of the person to contact in connection with this filing

1.	SBA Depositor, LLC is filing this Form ABS-15G on behalf of the SBA Tower Trust as initial depositor in 2005 of the mortgage loan owned by SBA Tower Trust.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Disclosures under Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 and Exhibit 99.2 to this Form ABS-15G.

Exhibits

Exhibit Number	Description

99.1	Agreed-upon procedures report, dated September 23, 2015, of Deloitte & Touche LLP

99.2	Agreed-upon procedures report, dated September 28, 2015, of Ernst & Young LLP

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SBA Depositor, LLC

Date:	September 28, 2015

By:	/s/ Thomas P. Hunt
Name: Thomas P. Hunt
Title: Executive Vice President and General Counsel

Exhibit Index

Exhibit Number	Description

99.1	Agreed-upon procedures report, dated September 23, 2015, of Deloitte & Touche LLP

99.2	Agreed-upon procedures report, dated September 28, 2015, of Ernst & Young LLP